Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2020
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
WCM Focused ESG Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused ESG Emerging Markets Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated September 30, 2020, to the

Prospectus, Statement of Additional Information (“SAI”) and Summary Prospectus,

each dated September 1, 2020.

Change in Fund Classification

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each registered investment company is required to be classified as either a “diversified” fund or a “non-diversified” fund. A non-diversified fund may invest in greater proportions in the securities of fewer issuers than a diversified fund. Based on the recommendation of WCM Investment Management LLC, the investment advisor to the WCM Focused ESG Emerging Markets Fund (the “Fund”), the Board of Trustees of the Trust approved a change in the classification of the Fund from a diversified fund to a non-diversified fund (the “Reclassification”). In addition, the Reclassification was approved by a majority vote of shareholders at a special meeting of shareholders held on September 29, 2020. As a result, effective immediately, the Fund is classified as a non-diversified fund. Accordingly, all references to the Fund’s classification as a diversified fund in the Fund’s Prospectus, SAI and Summary Prospectus are updated to reflect that the Fund is classified as a non-diversified fund. In addition, the following changes are made to the Fund’s Prospectus, SAI and Summary Prospectus:

The following is added to the Fund’s “Principal Investment Strategies” sections of the Prospectus and Summary Prospectus and the “More About the Funds’ Investment Objectives, Principal investment Strategies and Risks” section of the Prospectus:

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

The following is added to the Fund’s “Principal Risks of Investing” sections of the Prospectus and Summary Prospectus and the “More About the Funds’ Investment Objectives, Principal Investment Strategies and Risks” section of the Prospectus (with respect to the Fund):

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The third paragraph under “Trust and the Funds” in the SAI is deleted and replaced with the following:

Each of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM Focused Small Cap Fund, WCM Focused ESG International Fund, and WCM Focused International Value Fund is classified as a diversified fund, which means it is subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the WCM China Quality Growth Fund and the WCM Focused ESG Emerging Markets Fund is classified as a non-diversified fund, which means it is not subject to the diversification requirements under the 1940 Act. Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies. A Fund’s classification as a diversified fund may only be changed with the approval of the Fund’s shareholders. Although each of the WCM China Quality Growth Fund and the WCM Focused ESG Emerging Markets Fund is not required to comply with the diversification requirements under the 1940 Act, each Fund intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Fundamental restriction #3 under “Investment Restrictions” in the SAI no longer applies to the Fund.

Please retain this Supplement with your records.